Cover	Feb. 13, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Feb. 13, 2023
Entity Registrant Name	JUSHI HOLDINGS INC.
Entity Incorporation, State or Country Code	A1
Entity File Number	000-56468
Entity Tax Identification Number	98-1547061
Entity Address, Address Line One	301 Yamato Road,
Entity Address, Address Line Two	Suite 3250
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	561
Local Phone Number	617-9100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This amendment to the Current Report on Form 8-K of Jushi Holdings Inc. (the “Registrant”) originally filed on February 13, 2023 (the “Original 8-K”) is being filed to furnish a revised investor presentation dated February 15, 2023 (the “Revised Presentation”) and includes text under Item 2.02 that was inadvertently omitted. This Form 8-K/A, including the Revised Presentation filed as Exhibit 99.1, amends and replaces the Original Form 8-K filing and its exhibits in its entirety.
Amendment Flag	true
Entity Central Index Key	0001909747